JPMorgan Small Cap Blend Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.2%
Aerospace & Defense — 1.1%
Cadre Holdings, Inc. (a)	98	2,608
Hexcel Corp.	121	7,846
Moog, Inc., Class A	26	2,971
		13,425
Automobile Components — 1.0%
Atmus Filtration Technologies, Inc. * (a)	99	2,076
Fox Factory Holding Corp. *	39	3,871
LCI Industries	32	3,739
Patrick Industries, Inc.	40	3,002
		12,688
Automobiles — 0.2%
Winnebago Industries, Inc.	50	2,982
Banks — 7.3%
BancFirst Corp.	31	2,664
Camden National Corp.	108	3,045
City Holding Co.	49	4,402
Columbia Banking System, Inc.	304	6,180
First Busey Corp.	345	6,640
First Commonwealth Financial Corp.	367	4,477
First Financial Bankshares, Inc.	82	2,060
First Merchants Corp.	180	5,000
Heritage Commerce Corp.	549	4,653
Independent Bank Corp.	90	4,412
Independent Bank Corp.	383	7,026
Lakeland Bancorp, Inc.	299	3,782
Old National Bancorp	495	7,202
Pinnacle Financial Partners, Inc.	42	2,796
Premier Financial Corp.	235	4,004
QCR Holdings, Inc.	33	1,596
Simmons First National Corp., Class A	220	3,734
SouthState Corp.	110	7,425
TriCo Bancshares	154	4,925
WSFS Financial Corp.	174	6,347
		92,370
Beverages — 0.5%
Primo Water Corp.	484	6,682
Biotechnology — 5.6%
ACELYRIN, Inc. * (a)	173	1,758
Agios Pharmaceuticals, Inc. *	129	3,199
Akero Therapeutics, Inc. *	39	1,954
Alector, Inc. *	191	1,236
Allogene Therapeutics, Inc. * (a)	319	1,010
Amicus Therapeutics, Inc. *	692	8,413
Apellis Pharmaceuticals, Inc. *	50	1,885
Arrowhead Pharmaceuticals, Inc. *	170	4,574

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Atara Biotherapeutics, Inc. *	438	648
Blueprint Medicines Corp. *	111	5,601
Coherus Biosciences, Inc. *	432	1,618
Halozyme Therapeutics, Inc. *	212	8,107
Heron Therapeutics, Inc. * (a)	703	724
Natera, Inc. *	142	6,276
PMV Pharmaceuticals, Inc. * (a)	157	966
REGENXBIO, Inc. *	207	3,416
Relay Therapeutics, Inc. *	240	2,022
REVOLUTION Medicines, Inc. *	253	6,995
Sage Therapeutics, Inc. *	112	2,304
Twist Bioscience Corp. * (a)	255	5,169
Vaxcyte, Inc. *	28	1,452
Verve Therapeutics, Inc. * (a)	138	1,824
		71,151
Broadline Retail — 0.5%
Global-e Online Ltd. (Israel) * (a)	163	6,461
Building Products — 3.9%
AAON, Inc.	125	7,128
Advanced Drainage Systems, Inc.	52	5,861
AZZ, Inc.	132	6,029
CSW Industrials, Inc.	35	6,082
Hayward Holdings, Inc. *	483	6,806
Simpson Manufacturing Co., Inc.	72	10,821
UFP Industries, Inc.	62	6,326
		49,053
Capital Markets — 2.1%
Donnelley Financial Solutions, Inc. *	82	4,602
Evercore, Inc., Class A	44	6,058
Hamilton Lane, Inc., Class A	52	4,734
LPL Financial Holdings, Inc.	25	5,934
Virtus Investment Partners, Inc.	27	5,447
		26,775
Chemicals — 2.6%
Chase Corp.	58	7,438
Hawkins, Inc.	96	5,651
HB Fuller Co.	119	8,166
Innospec, Inc.	65	6,633
Stepan Co.	65	4,865
		32,753
Commercial Services & Supplies — 2.0%
ACV Auctions, Inc., Class A *	428	6,494

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — continued
Casella Waste Systems, Inc., Class A *	115	8,800
MSA Safety, Inc.	60	9,522
		24,816
Communications Equipment — 0.4%
Ciena Corp. *	58	2,741
Viavi Solutions, Inc. *	262	2,396
		5,137
Construction & Engineering — 1.8%
Comfort Systems USA, Inc.	38	6,506
EMCOR Group, Inc.	32	6,717
MasTec, Inc. *	46	3,343
Valmont Industries, Inc.	23	5,454
		22,020
Consumer Staples Distribution & Retail — 1.0%
Chefs' Warehouse, Inc. (The) *	137	2,896
Grocery Outlet Holding Corp. *	188	5,411
Performance Food Group Co. *	75	4,436
		12,743
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc. *	61	4,993
Electric Utilities — 0.4%
Portland General Electric Co.	122	4,932
Electrical Equipment — 1.6%
Bloom Energy Corp., Class A * (a)	397	5,259
NEXTracker, Inc., Class A *	147	5,922
Shoals Technologies Group, Inc., Class A *	326	5,950
Vicor Corp. *	53	3,131
		20,262
Electronic Equipment, Instruments & Components — 2.6%
Fabrinet (Thailand) *	18	2,944
Insight Enterprises, Inc. *	28	4,095
Knowles Corp. *	341	5,045
Littelfuse, Inc.	18	4,543
Plexus Corp. *	46	4,320
TTM Technologies, Inc. *	509	6,550
Vishay Intertechnology, Inc.	229	5,663
		33,160
Energy Equipment & Services — 3.3%
Cactus, Inc., Class A	300	15,085
ChampionX Corp.	239	8,511
Noble Corp. plc	31	1,570
RPC, Inc.	540	4,828

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Energy Equipment & Services — continued
TechnipFMC plc (United Kingdom)	477	9,696
Weatherford International plc *	17	1,536
		41,226
Financial Services — 2.2%
Flywire Corp. *	135	4,309
PennyMac Financial Services, Inc.	93	6,170
Radian Group, Inc.	319	8,015
Remitly Global, Inc. *	374	9,436
		27,930
Food Products — 1.5%
Flowers Foods, Inc.	180	3,988
Freshpet, Inc. * (a)	108	7,107
Hostess Brands, Inc. *	249	8,293
		19,388
Gas Utilities — 1.1%
Chesapeake Utilities Corp.	40	3,905
ONE Gas, Inc.	103	7,021
Southwest Gas Holdings, Inc.	40	2,416
		13,342
Ground Transportation — 1.0%
Marten Transport Ltd.	309	6,095
Saia, Inc. *	15	5,831
		11,926
Health Care Equipment & Supplies — 2.5%
CONMED Corp.	31	3,152
Establishment Labs Holdings, Inc. (Costa Rica) *	57	2,817
Inari Medical, Inc. *	101	6,578
iRhythm Technologies, Inc. *	80	7,576
Outset Medical, Inc. *	302	3,284
Shockwave Medical, Inc. *	17	3,388
Utah Medical Products, Inc.	55	4,724
		31,519
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc. *	70	4,962
Accolade, Inc. *	430	4,546
Encompass Health Corp.	155	10,392
Ensign Group, Inc. (The)	60	5,568
Patterson Cos., Inc.	342	10,151
		35,619
Health Care REITs — 0.4%
CareTrust REIT, Inc.	259	5,307
Health Care Technology — 0.8%
Evolent Health, Inc., Class A *	368	10,027

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotel & Resort REITs — 0.5%
RLJ Lodging Trust	305	2,991
Sunstone Hotel Investors, Inc.	325	3,037
		6,028
Hotels, Restaurants & Leisure — 3.6%
Bloomin' Brands, Inc. (a)	135	3,317
Boyd Gaming Corp.	124	7,554
Cava Group, Inc. * (a)	40	1,211
Everi Holdings, Inc. *	397	5,244
Jack in the Box, Inc.	32	2,244
Life Time Group Holdings, Inc. *	302	4,592
Marriott Vacations Worldwide Corp.	32	3,259
Papa John's International, Inc. (a)	73	4,947
Planet Fitness, Inc., Class A *	65	3,203
Six Flags Entertainment Corp. *	173	4,058
Texas Roadhouse, Inc.	61	5,881
		45,510
Household Durables — 1.4%
Helen of Troy Ltd. *	27	3,196
La-Z-Boy, Inc.	110	3,395
M/I Homes, Inc. *	50	4,200
MDC Holdings, Inc.	70	2,885
Sonos, Inc. *	339	4,376
		18,052
Industrial REITs — 1.2%
Plymouth Industrial REIT, Inc.	200	4,186
Terreno Realty Corp.	200	11,348
		15,534
Insurance — 1.9%
Safety Insurance Group, Inc.	118	8,063
Selective Insurance Group, Inc.	148	15,249
		23,312
Interactive Media & Services — 0.8%
IAC, Inc. *	114	5,716
TripAdvisor, Inc. *	292	4,843
		10,559
IT Services — 0.5%
DigitalOcean Holdings, Inc. * (a)	107	2,572
Globant SA *	18	3,560
		6,132
Life Sciences Tools & Services — 0.3%
Fortrea Holdings, Inc. *	98	2,813
Personalis, Inc. *	271	328
		3,141

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 4.4%
Alamo Group, Inc.	38	6,540
Chart Industries, Inc. * (a)	40	6,778
Douglas Dynamics, Inc.	83	2,511
EnPro Industries, Inc.	21	2,590
ITT, Inc.	90	8,833
John Bean Technologies Corp.	54	5,635
Kadant, Inc.	29	6,549
Lincoln Electric Holdings, Inc.	30	5,447
Mueller Industries, Inc.	66	4,946
Watts Water Technologies, Inc., Class A	36	6,182
		56,011
Media — 0.8%
Cable One, Inc. (a)	8	5,170
John Wiley & Sons, Inc., Class A	135	4,998
		10,168
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Corp.	258	2,644
Multi-Utilities — 0.4%
Unitil Corp.	104	4,436
Office REITs — 0.8%
Equity Commonwealth	377	6,921
Highwoods Properties, Inc. (a)	178	3,675
		10,596
Oil, Gas & Consumable Fuels — 4.1%
Chord Energy Corp.	83	13,451
CNX Resources Corp. *	204	4,608
Equitrans Midstream Corp.	445	4,170
Magnolia Oil & Gas Corp., Class A	350	8,011
Matador Resources Co.	323	19,189
SM Energy Co.	72	2,863
		52,292
Personal Care Products — 1.3%
Edgewell Personal Care Co.	165	6,089
elf Beauty, Inc. *	56	6,147
Inter Parfums, Inc.	33	4,526
		16,762
Pharmaceuticals — 1.3%
Arvinas, Inc. *	125	2,452
Intra-Cellular Therapies, Inc. *	126	6,584
Prestige Consumer Healthcare, Inc. *	64	3,668
Revance Therapeutics, Inc. *	300	3,437
		16,141

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 1.8%
ASGN, Inc. *	55	4,488
ExlService Holdings, Inc. *	209	5,849
KBR, Inc.	167	9,819
Paycor HCM, Inc. * (a)	117	2,681
		22,837
Residential REITs — 0.6%
American Homes 4 Rent, Class A	120	4,040
Centerspace	60	3,597
		7,637
Retail REITs — 1.1%
Agree Realty Corp.	140	7,719
Kite Realty Group Trust	299	6,417
		14,136
Semiconductors & Semiconductor Equipment — 3.5%
Allegro MicroSystems, Inc. (Japan) *	132	4,205
Amkor Technology, Inc.	222	5,006
Axcelis Technologies, Inc. *	19	3,127
Cohu, Inc. *	120	4,135
Credo Technology Group Holding Ltd. *	267	4,071
MKS Instruments, Inc.	40	3,459
Onto Innovation, Inc. *	23	2,922
Power Integrations, Inc.	52	3,971
Rambus, Inc. *	145	8,116
Synaptics, Inc. *	58	5,198
		44,210
Software — 6.9%
BlackLine, Inc. *	91	5,049
Box, Inc., Class A *	284	6,863
Clear Secure, Inc., Class A (a)	186	3,535
Confluent, Inc., Class A *	234	6,939
CyberArk Software Ltd. *	57	9,270
Elastic NV *	64	5,229
Envestnet, Inc. *	100	4,399
Everbridge, Inc. *	10	234
Five9, Inc. *	82	5,263
Gitlab, Inc., Class A *	48	2,188
HashiCorp, Inc., Class A *	239	5,451
JFrog Ltd. (Israel) *	147	3,720
Klaviyo, Inc., Class A *	95	3,272
PowerSchool Holdings, Inc., Class A * (a)	128	2,905
SentinelOne, Inc., Class A *	315	5,316
Smartsheet, Inc., Class A *	154	6,240
Vertex, Inc., Class A *	244	5,634
Workiva, Inc. *	53	5,347
		86,854

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — 0.3%
CubeSmart	100	3,798
Specialty Retail — 2.2%
Burlington Stores, Inc. *	21	2,820
Floor & Decor Holdings, Inc., Class A *	53	4,754
Group 1 Automotive, Inc.	26	7,081
Lithia Motors, Inc., Class A (a)	24	6,906
Petco Health & Wellness Co., Inc. * (a)	563	2,304
Urban Outfitters, Inc. *	117	3,830
		27,695
Technology Hardware, Storage & Peripherals — 1.2%
Super Micro Computer, Inc. *	55	15,199
Textiles, Apparel & Luxury Goods — 1.3%
Kontoor Brands, Inc.	115	5,041
Movado Group, Inc.	95	2,598
Oxford Industries, Inc.	35	3,362
Steven Madden Ltd.	181	5,773
		16,774
Trading Companies & Distributors — 4.8%
Air Lease Corp.	134	5,289
Applied Industrial Technologies, Inc.	134	20,769
Beacon Roofing Supply, Inc. *	76	5,880
FTAI Aviation Ltd.	92	3,262
McGrath RentCorp	64	6,439
Rush Enterprises, Inc., Class A	151	6,171
SiteOne Landscape Supply, Inc. *	33	5,349
WESCO International, Inc.	55	7,823
		60,982
Water Utilities — 0.4%
American States Water Co.	69	5,463
Total Common Stocks (Cost $1,148,356)		1,241,590
Short-Term Investments — 4.7%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (b) (c) (Cost $24,989)	24,984	24,992
Investment of Cash Collateral from Securities Loaned — 2.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (b) (c)	31,255	31,261

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	3,954	3,954
Total Investment of Cash Collateral from Securities Loaned (Cost $35,215)		35,215
Total Short-Term Investments (Cost $60,204)		60,207
Total Investments — 102.9% (Cost $1,208,560)		1,301,797
Liabilities in Excess of Other Assets — (2.9)%		(37,251)
NET ASSETS — 100.0%		1,264,546

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2023. The total value of securities on loan at September 30, 2023 is $34,390.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2023.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,301,797	$—	$—	$1,301,797

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$29,696	$72,699	$77,406	$1	$2	$24,992	24,984	$423	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	45,257	62,000	76,000	2	2	31,261	31,255	513	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	5,475	28,301	29,822	—	—	3,954	3,954	72	—
Total	$80,428	$163,000	$183,228	$3	$4	$60,207		$1,008	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.